Investments in Associates and Joint Ventures_Summarized Financial Information On Major Associates And Joint Ventures Adjustments To Carrying Amount Of Investment In Associates And Dividends Received(Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2019 USD ($)	[1]
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Share of net asset amount		₩ 584,374		₩ 486,630
Carrying amount		598,240	[1]	504,932		$ 517,751
Dividends		16,287		19,301
KB Pre IPO Secondary Venture Fund 1st
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	11,237		10,864
Total liabilities	[2]	20		9
Share capital	[2]	8,690		10,120
Equity	[2]	11,217		10,855
Share of net asset amount	[2],[3]	1,705		1,649
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2],[3]	1,705	[4]	1,649
Operating income	[2]	3,225		2,140
Profit (Loss)	[2]	2,452		1,404
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	2,452		1,404
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB GwS Private Securities Investment Trust
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 522,865		₩ 516,115
Total liabilities	[2]	741		741
Share capital	[2]	425,814		425,814
Equity	[2]	522,124		515,374
Share of net asset amount	[2]	138,013		136,208
Unrealized gains (losses)	[2]	(1,845)		(1,846)
Carrying amount	[2]	136,168		134,362
Operating income	[2]	42,503		42,502
Profit (Loss)	[2]	41,524		41,524
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	41,524		41,524
Dividends	[2]	₩ 9,297		₩ 8,160
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB Star Office Private Real Estate Investment Trust No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 218,611		₩ 218,025
Total liabilities	[2]	122,465		121,828
Share capital	[2]	95,000		95,000
Equity	[2]	96,146		96,197
Share of net asset amount	[2]	19,839		20,252
Unrealized gains (losses)	[2]	0		(413)
Carrying amount	[2]	19,839		19,839
Operating income	[2]	14,455		14,092
Profit (Loss)	[2]	6,004		6,135
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	6,004		6,135
Dividends	[2]	₩ 0		₩ 1,162
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
PT Bank Bukopin TBK
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2],[5]	₩ 8,148,013		₩ 7,195,249
Total liabilities	[2],[5]	7,623,829		6,711,233
Share capital	[2],[5]	106,536		106,536
Equity	[2],[5]	524,184		484,016
Share of net asset amount	[2],[5],[6],[7]	115,321		106,484
Unrealized gains (losses)	[2],[5]	6,060		7,448
Carrying amount	[2],[5],[6],[7]	121,381		113,932
Operating income	[2],[5]	721,169		148,793
Profit (Loss)	[2],[5]	(5,612)		(8,843)
Other comprehensive income	[2],[5]	45,780		(2,325)
Total comprehensive income	[2],[5]	40,168		(11,168)
Dividends	[2],[5]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Amount of goodwill of associate		₩ 4,528		₩ 4,101
Sun Surgery Center Inc.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			10,468
Total liabilities	[2]			610
Share capital	[2]			9,428
Equity	[2]			9,858
Share of net asset amount	[2]			2,760
Unrealized gains (losses)	[2]			(45)
Carrying amount	[2]			2,715
Operating income	[2]			873
Profit (Loss)	[2]			71
Other comprehensive income	[2]			342
Total comprehensive income	[2]			413
Dividends	[2]			₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate				The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
RAND Bio Science Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	7,026		₩ 2,913
Total liabilities	[2]	74		2,070
Share capital	[2]	1,340		913
Equity	[2]	6,952		843
Share of net asset amount	[2]	1,037	[3]	185
Unrealized gains (losses)	[2]	(1,037)		658
Carrying amount	[2]	0	[3]	843
Operating income	[2]	0		0
Profit (Loss)	[2]	(2,928)		(2,076)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(2,928)		(2,076)
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Balhae Infrastructure Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 806,218		₩ 859,040
Total liabilities	[2]	1,854		1,843
Share capital	[2]	834,695		829,995
Equity	[2]	804,364		857,197
Share of net asset amount	[2],[3]	101,391		108,050
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2],[3]	101,391		108,050
Operating income	[2]	62,113		61,525
Profit (Loss)	[2]	(3,153)		54,241
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(3,153)		54,241
Dividends	[2]	₩ 6,855		₩ 6,804
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Aju Good Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 60,675		₩ 47,216
Total liabilities	[2]	828		66
Share capital	[2]	52,000		46,900
Equity	[2]	59,847		47,150
Share of net asset amount	[2]	23,016		18,134
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2]	23,016		18,134
Operating income	[2]	9,288		2,491
Profit (Loss)	[2]	7,734		1,356
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	7,734		1,356
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Acts Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 5,302		₩ 6,666
Total liabilities	[2]	6,973		6,823
Share capital	[2]	117		117
Equity	[2]	(1,671)		(157)
Share of net asset amount	[2],[8]	(119)		(14)
Unrealized gains (losses)	[2]	119		14
Carrying amount	[2],[8]	0		0	[9]
Operating income	[2]	1,542		2,472
Profit (Loss)	[2]	(507)		(628)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(507)		(628)
Dividends	[2]	₩ 0		₩ 0	[9]
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
SY Auto Capital Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 88,611		₩ 89,948
Total liabilities	[2]	52,415		58,812
Share capital	[2]	20,000		20,000
Equity	[2]	36,196		31,136
Share of net asset amount	[2]	17,736		15,257
Unrealized gains (losses)	[2]	(5,011)		(4,585)
Carrying amount	[2]	12,725		10,672
Operating income	[2]	20,394		16,525
Profit (Loss)	[2]	5,292		2,729
Other comprehensive income	[2]	(215)		(151)
Total comprehensive income	[2]	5,077		2,578
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Incheon Bridge Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 609,194		₩ 617,560
Total liabilities	[2]	707,563		728,896
Share capital	[2]	61,096		61,096
Equity	[2]	(98,369)		(111,336)
Share of net asset amount	[2],[3]	(14,746)		(16,689)
Unrealized gains (losses)	[2]	14,746		16,689
Carrying amount	[2],[3]	0		0
Operating income	[2]	107,178		94,373
Profit (Loss)	[2]	9,127		(2,757)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	9,127		(2,757)
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Big Dipper Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 370		₩ 723
Total liabilities	[2]	336		157
Share capital	[2]	1,500		1,500
Equity	[2]	34		566
Share of net asset amount	[2]	10		166
Unrealized gains (losses)	[2]	115		114
Carrying amount	[2]	125		280
Operating income	[2]	598		441
Profit (Loss)	[2]	(532)		(543)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(532)		(543)
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Builton Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			₩ 1,908
Total liabilities	[2]			1,604
Share capital	[2]			325
Equity	[2]			304
Share of net asset amount	[2],[10]			67
Unrealized gains (losses)	[2]			237
Carrying amount	[2],[10]			304
Operating income	[2]			1,867
Profit (Loss)	[2]			(287)
Other comprehensive income	[2]			0
Total comprehensive income	[2]			(287)
Dividends	[2]			₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate				The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
A-PRO Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 47,164		₩ 29,438
Total liabilities	[2]	30,281		18,099
Share capital	[2]	2,468		1,713
Equity	[2]	16,883		11,339
Share of net asset amount	[2],[3]	2,565		1,554
Unrealized gains (losses)	[2]	225		(151)
Carrying amount	[2],[3]	2,790		1,403
Operating income	[2]	47,725		47,926
Profit (Loss)	[2]	7,702		2,015
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	7,702		2,015
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Paycoms Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 1,763		₩ 2,126
Total liabilities	[2]	1,620		1,520
Share capital	[2]	855		855
Equity	[2]	143		606
Share of net asset amount	[2],[11]	17		71
Unrealized gains (losses)	[2]	28		32
Carrying amount	[2],[11]	45		103
Operating income	[2]	262		686
Profit (Loss)	[2]	(343)		(409)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(343)		(409)
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Food Factory Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 5,587		₩ 4,096
Total liabilities	[2]	3,797		3,168
Share capital	[2]	450		450
Equity	[2]	1,790		928
Share of net asset amount	[2],[12]	398		206
Unrealized gains (losses)	[2]	602		722
Carrying amount	[2],[12]	1,000		928
Operating income	[2]	6,807		4,753
Profit (Loss)	[2]	664		412
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	664		412
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB IGen Private Equity Fund No. 1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 191		₩ 148
Total liabilities		8	[2]	8
Share capital	[2]	7,270		170
Equity	[2]	183		140
Share of net asset amount	[2]	0	[3]	0
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2]	0	[3]	0
Operating income	[2]	0		0
Profit (Loss)	[2]	5,851		3,693
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	5,851		3,693
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB No.9 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			₩ 30,288
Total liabilities	[2]			2,629
Share capital	[2]			1,382
Equity	[2]			27,659
Share of net asset amount	[2],[3]			31
Unrealized gains (losses)	[2]			0
Carrying amount	[2],[3]			31
Operating income	[2]			0
Profit (Loss)	[2]			262
Other comprehensive income	[2]			0
Total comprehensive income	[2]			262
Dividends	[2]			₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate				The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB No.10 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			₩ 11,960
Total liabilities	[2]			1,704
Share capital	[2]			521
Equity	[2]			10,256
Share of net asset amount	[2],[3],[13]			20
Unrealized gains (losses)	[2]			0
Carrying amount	[2],[3],[13]			20
Operating income	[2]			0
Profit (Loss)	[2]			73
Other comprehensive income	[2]			0
Total comprehensive income	[2]			73
Dividends	[2]			₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate				The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB No.11 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			₩ 6,807
Total liabilities	[2]			742
Share capital	[2]			321
Equity	[2]			6,065
Share of net asset amount	[2],[3],[14]			19
Unrealized gains (losses)	[2]			0
Carrying amount	[2],[3],[14]			19
Operating income	[2]			0
Profit (Loss)	[2]			218
Other comprehensive income	[2]			0
Total comprehensive income	[2]			218
Dividends	[2]			₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate				The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB Private Equity Fund III
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 49,437		₩ 49,924
Total liabilities	[2]	4		5
Share capital	[2]	51,000		51,000
Equity	[2]	49,433		49,919
Share of net asset amount	[2],[3]	7,754		7,830
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2],[3]	7,754		7,830
Operating income	[2]	0		0
Profit (Loss)	[2]	(485)		(438)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(485)		(438)
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Korea Credit Bureau Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 96,855		₩ 88,797
Total liabilities	[2]	30,289		22,788
Share capital	[2]	10,000		10,000
Equity	[2]	66,566		66,009
Share of net asset amount	[2],[3]	5,991		5,941
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2],[3]	5,991		5,941
Operating income	[2]	91,200		78,018
Profit (Loss)	[2]	1,480		9,901
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	1,480		9,901
Dividends	[2]	₩ 135		₩ 112
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KoFC KBIC Frontier Champ 2010-5(PEF)
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			₩ 469
Total liabilities	[2]			3
Share capital	[2]			300
Equity	[2]			466
Share of net asset amount	[2]			233
Unrealized gains (losses)	[2]			0
Carrying amount	[2]			233
Operating income	[2]			1,460
Profit (Loss)	[2]			1,453
Other comprehensive income	[2]			0
Total comprehensive income	[2]			1,453
Dividends	[2]			₩ 999
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate				The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 55,524		₩ 59,464
Total liabilities	[2]	1,063		1,061
Share capital	[2]	51,880		51,880
Equity	[2]	54,461		58,403
Share of net asset amount	[2]	13,616		14,601
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2]	13,616		14,601
Operating income	[2]	4,077		2,401
Profit (Loss)	[2]	(3,911)		(12,313)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(3,911)		(12,313)
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 187,156		₩ 177,024
Total liabilities	[2]	153,842		151,862
Share capital	[2]	42,837		34,114
Equity	[2]	33,314		25,162
Share of net asset amount	[2],[3]	1,625		1,581
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2],[3]	1,625		1,581
Operating income	[2]	18,342		15,507
Profit (Loss)	[2]	(572)		(3,194)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(572)		(3,194)
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
POSCO-KB Shipbuilding Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 21,916		₩ 14,287
Total liabilities	[2]	4		4
Share capital	[2]	24,000		16,000
Equity	[2]	21,912		14,283
Share of net asset amount	[2]	6,847		4,463
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2]	6,847		4,463
Operating income	[2]	1,000		160
Profit (Loss)	[2]	(371)		(1,222)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(371)		(1,222)
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
GH Real Estate I LP
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 45,340		₩ 41,206
Total liabilities	[2]	61		190
Share capital	[2]	42,093		42,093
Equity	[2]	45,279		41,016
Share of net asset amount	[2]	19,042		17,252
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2]	19,042		17,252
Operating income	[2]	5,043		4,293
Profit (Loss)	[2]	3,698		3,089
Other comprehensive income	[2]	565		(307)
Total comprehensive income	[2]	4,263		2,782
Dividends	[2]	₩ 0		₩ 1,595
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
UNION Media Commerce Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 3,318		₩ 3,318
Total liabilities	[2]	4		0
Share capital	[2]	3,450		3,450
Equity	[2]	3,314		3,318
Share of net asset amount	[2]	961		962
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2]	961		962
Operating income	[2]	0		0
Profit (Loss)	[2]	(3)		(132)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(3)		(132)
Dividends	[2]	₩ 0		₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB No.17 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 11,857
Total liabilities	[2]	1,328
Share capital	[2]	546
Equity	[2]	10,529
Share of net asset amount	[2],[3],[15]	1
Unrealized gains (losses)	[2]	0
Carrying amount	[2],[3],[15]	1
Operating income	[2]	0
Profit (Loss)	[2]	8
Other comprehensive income	[2]	0
Total comprehensive income	[2]	8
Dividends	[2]	₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB No.18 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 17,242
Total liabilities	[2]	2,022
Share capital	[2]	782
Equity	[2]	15,220
Share of net asset amount	[2],[3],[16]	3
Unrealized gains (losses)	[2]	0
Carrying amount	[2],[3],[16]	3
Operating income	[2]	0
Profit (Loss)	[2]	(3)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(3)
Dividends	[2]	₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB No.19 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 9,123
Total liabilities	[2]	924
Share capital	[2]	430
Equity	[2]	8,199
Share of net asset amount	[2],[3],[17]	2
Unrealized gains (losses)	[2]	0
Carrying amount	[2],[3],[17]	2
Operating income	[2]	0
Profit (Loss)	[2]	(25)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(25)
Dividends	[2]	₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB No.20 Special Purpose Acquisition Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 1,991
Total liabilities	[2]	1,372
Share capital	[2]	50
Equity	[2]	619
Share of net asset amount	[2],[3],[18]	1
Unrealized gains (losses)	[2]	0
Carrying amount	[2],[3],[18]	1
Operating income	[2]	0
Profit (Loss)	[2]	(9)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(9)
Dividends	[2]	₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KBSP Private Equity Fund IV
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 39,492
Total liabilities	[2]	2
Share capital	[2]	40,800
Equity	[2]	39,490
Share of net asset amount	[2],[3],[19]	5,904
Unrealized gains (losses)	[2]	0
Carrying amount	[2],[3],[19]	5,904
Operating income	[2]	39
Profit (Loss)	[2]	(1,304)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(1,304)
Dividends	[2]	₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB Social Impact Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 4,885
Total liabilities	[2]	3
Share capital	[2]	5,000
Equity	[2]	4,882
Share of net asset amount	[2]	1,465
Unrealized gains (losses)	[2]	0
Carrying amount	[2]	1,465
Operating income	[2]	8
Profit (Loss)	[2]	(118)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(118)
Dividends	[2]	₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB Solidus Global Healthcare Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 103,896
Total liabilities	[2]	5
Share capital	[2]	61,800
Equity	[2]	103,891
Share of net asset amount	[2]	45,021
Unrealized gains (losses)	[2]	697
Carrying amount	[2]	45,718
Operating income	[2]	13,085
Profit (Loss)	[2]	8,708
Other comprehensive income	[2]	0
Total comprehensive income	[2]	8,708
Dividends	[2]	₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB-Stonebridge Secondary Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 34,450
Total liabilities	[2]	507
Share capital	[2]	35,805
Equity	[2]	33,943
Share of net asset amount	[2],[3]	4,944
Unrealized gains (losses)	[2]	0
Carrying amount	[2],[3]	4,944
Operating income	[2]	346
Profit (Loss)	[2]	(1,856)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(1,856)
Dividends	[2]	₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB SPROTT Renewable Private Equity Fund I
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 3,686
Total liabilities	[2]	249
Share capital	[2]	9,640
Equity	[2]	3,437
Share of net asset amount	[2]	1,295
Unrealized gains (losses)	[2]	0
Carrying amount	[2]	1,295
Operating income	[2]	1
Profit (Loss)	[2]	(986)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(986)
Dividends	[2]	₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB-UTC Inno-Tech Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 1,016
Total liabilities	[2]	75
Share capital	[2]	1,016
Equity	[2]	941
Share of net asset amount	[2]	417
Unrealized gains (losses)	[2]	0
Carrying amount	[2]	417
Operating income	[2]	0
Profit (Loss)	[2]	(75)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(75)
Dividends	[2]	₩ 0
Description Of Basis Of Preparation Of Summarised Financial Information Of Associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB-KDBC New Technology Business Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 29,086		₩ 22,492
Total liabilities	[2]	603		602
Share capital	[2]	30,000		22,500
Equity	[2]	28,483		21,890
Share of net asset amount	[2],[19]	18,988		14,594	[3]
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2],[19]	18,988		14,594
Operating income	[2]	371		39
Profit (Loss)	[2]	(638)		(568)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(638)		(568)
Dividends	[2]	₩ 0		₩ 0
Description of basis of preparation of summarised financial information of associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KBTS Technology Venture Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 36,445		₩ 24,810
Total liabilities	[2]	1,212		208
Share capital	[2]	35,400		25,400
Equity	[2]	35,233		24,602
Share of net asset amount	[2],[19]	19,731		13,777
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2],[19]	19,731		13,777
Operating income	[2]	1,643		0
Profit (Loss)	[2]	632		(798)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	632		(798)
Dividends	[2]	₩ 0		₩ 0
Description of basis of preparation of summarised financial information of associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 48,369		₩ 18,820
Total liabilities	[2]	185		181
Share capital	[2]	51,700		18,800
Equity	[2]	48,184		18,639
Share of net asset amount	[2],[19]	20,504		7,930
Unrealized gains (losses)	[2]	(752)		0
Carrying amount	[2],[19]	19,752		7,930
Operating income	[2]	138		20
Profit (Loss)	[2]	(3,355)		(161)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(3,355)		(161)
Dividends	[2]	₩ 0		₩ 0
Description of basis of preparation of summarised financial information of associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
KB-SJ Tourism Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	₩ 14,914		₩ 7,484
Total liabilities	[2]	4		2
Share capital	[2]	16,200		8,100
Equity	[2]	14,910		7,482
Share of net asset amount	[2],[3],[19]	2,761		1,386
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2],[3],[19]	2,761		1,386
Operating income	[2]	0		0
Profit (Loss)	[2]	(673)		(618)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(673)		(618)
Dividends	[2]	₩ 0		₩ 0
Description of basis of preparation of summarised financial information of associate		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.		The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[2]	The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.
[3]	As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
[4]	As of the end of December 2019, interest rate risk was calculated by different method from the previous disclosure due to the revision of the Detailed Supervisory Regulations on Banking Business.
[5]	The amounts of goodwill on PT Bank Bukopin TBK is KRW 4,101 million and KRW 4,528 million as of December 31, 2018 and December 31, 2019, respectively.
[6]	The Group has entered into an agreement with PT Bosowa Corporindo, the major shareholder of PT Bank Bukopin TBK. Under this agreement, the Group has a right of first refusal, a tag-along right and a drag-along right. The drag-along right can be exercised for the duration of two years after three years from the acquisition date, subject to the occurrence of certain situations as defined in the agreement.
[7]	The fair value of PT Bank Bukopin TBK ordinary share, reflecting the quoted market price, is KRW 53,540 million and KRW 47,709 million as of December 31, 2018 and 2019.
[8]	The ownership of Acts Co., Ltd. would be 27.22% and 27.22% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
[9]	Recognized KRW 500 million loss in relation to impaired capital.
[10]	The ownership of Builton Co., Ltd. would be 26.86% as of December 31, 2018, considering the potential voting rights from convertible bond.
[11]	The ownership of Paycoms Co., Ltd. would be 22.96% and 22.96% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
[12]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
[13]	The market value of KB No.10 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2018, amounts to KRW 20 million.
[14]	The market value of KB No.11 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2018, amounts to KRW 21 million.
[15]	The market value of KB No.17 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to KRW 2 million.
[16]	The market value of KB No.18 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to KRW 4 million.
[17]	The market value of KB No.19 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to KRW 2 million.
[18]	The market value of KB No.20 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to KRW 2 million.
[19]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.